TANGIBLE ASSETS - Carrying Value (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 9,100,553	$ 8,973,952
Property, plant and equipment	7,235,441	9,100,553	$ 8,973,952
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	14,281,283	13,387,450	12,789,025
Increase / (decrease) due to changes in the lease variables	89,087	45,650	29,353
Business Combination			393,670
Purchases or capitalized expenses	840,715	681,039	695,054
Withdrawals / Sales	(721,437)	(516,673)	(414,209)
Change in fair value	112,789	51,321	(31,903)
Revaluation of investment properties	797	7,991	9,014
Transfers to/from non-current assets held for sale	22,010	20,986	(241,698)
Reclassification BAC		548,178	238,576
Loss of control in subsidiary	(3,999,549)
Discontinued operations	(26,314)	(16,779)	(130,116)
Effect of movement in exchange rates	159,028	95,540	(29,287)
Reclassifications	(11,674)	(23,420)	79,971
Property, plant and equipment	10,746,735	14,281,283	13,387,450
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(5,174,994)	(4,408,512)	(3,833,765)
Depreciation of the year charged against profit or loss	(559,875)	(551,799)	(558,238)
Withdrawals / Sales	267,823	225,069	118,117
Transfers to/from non-current assets held for sale	3,638	733	68,657
Reclassification BAC		(96,275)	30,025
Loss of control in subsidiary	2,050,350
Discontinued operations	(59,005)	(319,870)	(234,986)
Effect of movement in exchange rates	(28,692)	(11,608)	1,980
Reclassifications	(4,792)	(12,732)	(302)
Property, plant and equipment	(3,505,547)	(5,174,994)	(4,408,512)
Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(5,736)	(4,986)	(4,849)
Year impairment charge	(1,216)	(746)	(137)
Withdrawals / Sales	1,205
Transfers to/from non-current assets held for sale		54
Reclassifications		(58)
Property, plant and equipment	(5,747)	(5,736)	(4,986)
Right of use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,900,396	2,035,519
Property, plant and equipment	1,329,594	1,900,396	2,035,519
Right of use assets | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,839,802	2,721,904	2,518,976
Increase / (decrease) due to changes in the lease variables	89,087	45,650	29,353
Business Combination			90,492
Purchases or capitalized expenses	205,587	173,793	218,839
Withdrawals / Sales	(152,284)	(175,139)	(115,080)
Reclassification BAC		44,454	(14,364)
Loss of control in subsidiary	(928,279)
Effect of movement in exchange rates	38,353	17,978	(6,312)
Reclassifications	3,573	11,162
Property, plant and equipment	2,095,839	2,839,802	2,721,904
Right of use assets | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(939,406)	(686,385)	(393,418)
Depreciation of the year charged against profit or loss	(236,587)	(225,195)	(227,743)
Withdrawals / Sales	84,643	107,225	36,542
Reclassification BAC		(4,635)	32,797
Loss of control in subsidiary	370,917
Discontinued operations	(29,625)	(116,023)	(133,767)
Effect of movement in exchange rates	(10,274)	(1,120)	1,034
Reclassifications	(5,913)	(13,273)	(1,830)
Property, plant and equipment	(766,245)	(939,406)	(686,385)
Investment property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	852,935	808,556
Property, plant and equipment	880,963	852,935	808,556
Investment property [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	852,935	808,556	928,566
Business Combination			10,164
Purchases or capitalized expenses	70,081	77,157	37,533
Withdrawals / Sales	(127,753)	(93,845)	(145,105)
Change in fair value	55,930	22,775	(46,924)
Revaluation of investment properties	797	7,991	9,014
Transfers to/from non-current assets held for sale	31,184	22,847	4,323
Effect of movement in exchange rates	2,282	2,964	(700)
Reclassifications	(4,493)	4,490	11,685
Property, plant and equipment	880,963	852,935	808,556
Biological assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	154,986	122,675
Property, plant and equipment	212,630	154,986	122,675
Biological assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	154,986	122,675	104,857
Purchases or capitalized expenses	28,368	27,213	21,285
Withdrawals / Sales	(27,583)	(23,448)	(18,488)
Change in fair value	56,859	28,546	15,021
Property, plant and equipment	212,630	154,986	122,675
Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,154,168	5,998,291
Purchases or capitalized expenses	14,532
Property, plant and equipment	4,730,242	6,154,168	5,998,291
Property, plant and equipment not subject to operating leases [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	10,385,357	9,718,210	9,223,355
Business Combination			293,014
Purchases or capitalized expenses	477,795	368,570	412,916
Withdrawals / Sales	(413,817)	(224,241)	(135,536)
Transfers to/from non-current assets held for sale	(9,174)	(1,861)	(246,021)
Reclassification BAC		503,724	252,940
Loss of control in subsidiary	(3,071,270)
Discontinued operations	(26,314)	(16,779)	(130,116)
Effect of movement in exchange rates	118,393	74,598	(22,275)
Reclassifications	(4,467)	(36,864)	69,933
Property, plant and equipment	7,456,503	10,385,357	9,718,210
Property, plant and equipment not subject to operating leases [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(4,225,609)	(3,715,017)	(3,435,305)
Depreciation of the year charged against profit or loss	(308,642)	(321,527)	(326,879)
Withdrawals / Sales	183,180	117,844	81,575
Transfers to/from non-current assets held for sale	3,638	733	68,657
Reclassification BAC		(91,640)	(2,772)
Loss of control in subsidiary	1,679,433
Discontinued operations	(29,380)	(203,847)	(101,219)
Effect of movement in exchange rates	(18,418)	(10,488)	946
Reclassifications	(5,091)	(1,667)	(20)
Property, plant and equipment	(2,720,889)	(4,225,609)	(3,715,017)
Property, plant and equipment not subject to operating leases [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(5,580)	(4,902)	(4,816)
Year impairment charge	(997)	(674)	(86)
Withdrawals / Sales	1,205
Transfers to/from non-current assets held for sale		54
Reclassifications		(58)
Property, plant and equipment	(5,372)	(5,580)	(4,902)
Property, plant and equipment subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	38,068	8,911
Property, plant and equipment	82,012	38,068	8,911
Property, plant and equipment subject to operating leases [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	48,203	16,105	13,271
Purchases or capitalized expenses	58,884	34,306	4,481
Reclassifications	(6,287)	(2,208)	(1,647)
Property, plant and equipment	100,800	48,203	16,105
Property, plant and equipment subject to operating leases [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(9,979)	(7,110)	(5,042)
Depreciation of the year charged against profit or loss	(14,646)	(5,077)	(3,616)
Reclassifications	6,212	2,208	1,548
Property, plant and equipment	(18,413)	(9,979)	(7,110)
Property, plant and equipment subject to operating leases [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(156)	(84)	(33)
Year impairment charge	(219)	(72)	(51)
Property, plant and equipment	$ (375)	$ (156)	$ (84)